UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                -------------


Check here if Amendment [  ]: Amendment Number:
                                                  ------------

      This Amendment (Check only one):      |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:      Brevan Howard Asset Management LLP
Address:   2nd Floor
           Almack House
           28 King Street
           London SW1Y 6XA
           United Kingdom

Form 13F File Number:  028-12590
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Vernon
Title:     Managing Member of Brevan Howard Asset Management LLP
Phone:     0207 0222 6200

Signature, Place and Date of Signing:


      /s/ James Vernon            London, United Kingdom        August 14, 2009
-------------------------------   ------------------------      ---------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                 ----------------------------

Form 13F Information Table Entry Total:                      37
                                                 ----------------------------

Form 13F Information Table Value Total:                    $440,139
                                                 ----------------------------

                                                       (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



           None


                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                               FORM 13F
                                                     Quarter Ended June 30, 2009
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                                    CLASS                    VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                                    -----                    -----    -------    ---  ----  ----------  -----    -------------------
NAME OF ISSUER                      TITLE       CUSIP      (X$1,000)  PRN AMT    PRN  CALL  DISCRETION  MGRS     SOLE   SHARED  NONE
--------------                      -----       -----      ---------  -------    ---  ----  ----------  ------   ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC                COM        025537101      1,445    50,000    SH           SOLE             50,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS CO INC NEW          COM        030420103      5,160   270,000    SH           SOLE            270,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION          COM        060505104      1,056    80,000    SH           SOLE             80,000
------------------------------------------------------------------------------------------------------------------------------------
BARE ESCENTUALS INC                  COM        067511105        267    30,000    SH           SOLE             30,000
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW                     COM        166764100     29,813   450,000    SH           SOLE            450,000
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC                        COM        12572Q105      6,380    20,505    SH           SOLE             20,505
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                       COM        20825C104     27,339   650,000    SH           SOLE            650,000
------------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS CO NEW                    COM        242370104        480    25,000    SH           SOLE             25,000
------------------------------------------------------------------------------------------------------------------------------------
DR PEPPER SNAPPLE GROUP INC          COM        26138E109        961    45,334    SH           SOLE             45,334
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                     COM        30231G102     27,964   400,000    SH           SOLE            400,000
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP                  COM        316773100      1,349   190,000    SH           SOLE            190,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC              COM        38141G104        516     3,500    SH           SOLE              3,500
------------------------------------------------------------------------------------------------------------------------------------
ISHARES SILVER TRUST               ISHARES      46428Q109      5,084   380,000    SH           SOLE            380,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     IBOXX INV CPBD   464287242    106,489 1,061,916    SH           SOLE          1,061,916
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     MSCI EMERG MKT   464287234     27,683   858,922    SH           SOLE            858,922
------------------------------------------------------------------------------------------------------------------------------------
ITRON INC                            COM        465741106      1,735    31,500    SH           SOLE             31,500
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO                  COM        46625H100      7,504   220,000    SH           SOLE            220,000
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP                  COM        494368103      1,374    26,208    SH           SOLE             26,208
------------------------------------------------------------------------------------------------------------------------------------
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      2,742    72,500    SH  CALL     SOLE             72,500
------------------------------------------------------------------------------------------------------------------------------------
MARSHALL & ILSLEY CORP NEW           COM        571837103      1,848   385,000    SH           SOLE            385,000
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                     COM NEW      617446448      3,421   120,000    SH           SOLE            120,000
------------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO                            COM        61945A107      8,860   200,000    SH  CALL     SOLE            200,000
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP                  COM        651639106      2,227    54,500    SH           SOLE             54,500
------------------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR           NAMEN -AKT     H5833N103      9,075   300,000    SH           SOLE            300,000
------------------------------------------------------------------------------------------------------------------------------------
OIL SVC HOLDRS TR               DEPOSTRY RCPT   678002106      9,768   100,000    SH           SOLE            100,000
------------------------------------------------------------------------------------------------------------------------------------
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408      8,526   335,000    SH  CALL     SOLE            335,000
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO                  COM        742718109      1,726    33,778    SH           SOLE             33,778
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINANCIAL CORP NEW           COM        7591EP100      7,292 1,805,000    SH           SOLE          1,805,000
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     31,233   650,000    SH           SOLE            650,000
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SPDR GOLD TRUST                   GOLD SHS      78463V107     18,236   200,000    SH  CALL     SOLE            200,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714     49,878 1,800,000    SH  PUT      SOLE          1,800,000
------------------------------------------------------------------------------------------------------------------------------------
TESORO CORP                          COM        881609101      3,819   300,000    SH  CALL     SOLE            300,000
------------------------------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HLDGS INC              COM        893521104      2,816    65,000    SH           SOLE             65,000
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES OIL FUND LP           UNITS       91232N108     15,172   400,000    SH  PUT      SOLE            400,000
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW               COM        91913Y100      5,108   302,400    SH  CALL     SOLE            302,400
------------------------------------------------------------------------------------------------------------------------------------
VULCAN MATLS CO                      COM        929160109      2,263    52,500    SH           SOLE             52,500
------------------------------------------------------------------------------------------------------------------------------------
WESTERN REFNG INC                    COM        959319104      3,530   500,000    SH           SOLE            500,000
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